Note 8 - Leases (Details Textual)	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($) ft²	Oct. 31, 2016 USD ($)	Apr. 30, 2015 ft²
Operating Leases, Rent Expense, Net, Total | $	$ 422,102	$ 403,178	$ 391,116
Operating Lease for Office, Manufacturing and Warehouse Space in Plano, Texas [Member]
Area of Real Estate Property		34,000
Operating Lease for Warehouse Space in Roanoke, Virginia [Member]
Area of Real Estate Property				36,000
Lessee, Operating Lease, Term of Contract				1 year
Lease Term, Extension, Term	1 year
Lease Term, Extension, Remaining Number	1